UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                 December 31, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Phoenix Variable Advisors, Inc.

Address:          One American Row                  Hartford,  Connecticut 06115

Form 13F File Number: 028-10577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Beers

Title:         Secretary

Phone:         860-403-5050

Signature, Place, and Date of Signing:

/s/ John H. Beers                   Hartford, CT              February 9, 2007
------------------                  [City, State]                   [Date]
[Signature]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

       Form 13F File Number            Manager

       028-01983                       AIM Capital Management, Inc.
       028-02321                       Alliance Capital Management L.P.
       028-10469                       Lazard Asset Management LLC
       028-00290                       Northern Trust Investments, Inc.
       028-00869                       Fred Alger Management, Inc.
       028-05412                       Bennett Lawrence
       801-15757                       Morgan Stanley Investment Inc.

                              Form 13F Summary Page

                                 Report Summary:


Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: $19,557,427.65

                                                             FORM 13F
                                        REPORTING MANAGER: PHOENIX VARIABLE ADVISORS, INC.
                                              FOR THE QUARTER ENDED DECEMBER 31, 2006

ITEM 1                          ITEM 2    ITEM 3     ITEM 4         ITEM 5                  ITEM 6    ITEM 7           ITEM 8
------                          ------    ------     ------         ------                  ------    ------           ------
                                                                                                                  VOTING AUTHORITY
                                                                                                                  ----------------
                                                      FAIR        SHARES OR
                               TITLE OF    CUSIP      MARKET      PRINCIPAL  SH/  PUT/    INVESTMENT     MANA-  SOLE  SHARED NONE
         NAME OF ISSUER         CLASS      NUMBER     VALUE        AMOUNT    PRN  CALL    DISCRETION     GERS    (A)   (B)   (C)
         --------------         -----      ------     -----        ------    ---  ----    ----------     ----    ---   ---   ---
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS SELECT SECTOR SPDR     COMMON  81369Y100    956,060.80      27,410 SH                27,410      1    27,410
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SELECT SECTOR        COMMON  81369Y209  1,273,876.35      38,083 SH                38,083      1    38,083
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES SPDR            COMMON  81369Y308  1,404,871.16      53,662 SH                53,662      1    53,662
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY SELECT    COMMON  81369Y407  2,438,901.60      63,480 SH                63,480      1    63,480
------------------------------------------------------------------------------------------------------------------------------------
ENERGY SELECT SECTOR             COMMON  81369Y506  2,424,951.00      41,325 SH                41,325      1    41,325
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SELECT SECTOR SPDR     COMMON  81369Y605  4,864,702.32     132,481 SH               132,481      1   132,481
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SELECT SECTOR SPDR    COMMON  81369Y704  1,888,369.38      53,938 SH                53,938      1    53,938
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY SELECT SECTOR SPDR    COMMON  81369Y803  3,102,013.44     133,248 SH               133,248      1   133,248
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES SELECT SECTOR SPDR     COMMON  81369Y886  1,203,681.60      32,780 SH                32,780      1    32,780
------------------------------------------------------------------------------------------------------------------------------------
                                                   19,557,427.65
------------------------------------------------------------------------------------------------------------------------------------
